North Square Spectrum Alpha Fund
Schedule of Investments
February 29, 2024 (Unaudited)
Shares Fair Value
EXCHANGE-TRADED FUNDS — 7.2%
29,400 iShares® Russell 2000 ETF $ 5,989,662
TOTAL EXCHANGE-TRADED FUNDS
(Cost $5,724,276) 5,989,662
Shares Fair Value
MUTUAL FUNDS — 92.5%
1,687,955 North Square Advisory Research Small Value Fund, Class I
(a)
19,495,883
4,120,752 North Square Dynamic Small Cap Fund, Class I
(a)(b)
57,937,770
TOTAL MUTUAL FUNDS (Cost $72,194,693) 77,433,653
Shares Fair Value
SHORT-TERM INVESTMENTS — 0.4%
307,606
First American Treasury Obligations
Fund, Class X, 5.23% (Cost
$307,606)
(c)
307,606
TOTAL SHORT-TERM INVESTMENTS (Cost $307,606) 307,606
TOTAL INVESTMENTS - 100.1% (Cost
$78,226,575) $ 83,730,921
Liabilities in Excess of Other Assets - (0.1)% (70,909)
NET ASSETS - 100.0% $ 83,660,012
(a) Affiliated Company.
(b) Represents an investment greater than 25% of the Fund's net assets. Performance of the Fund may be adversely impacted by concentrated investments in securities. As of February 29, 2024, the percentage of net assets invested in North Square Dynamic Small Cap Fund, Class I was 69.3% of the Fund.
(c) Rate disclosed is the seven day effective yield as of February 29, 2024.
ETF - Exchange-Traded Fund

North Square Dynamic Small Cap Fund
Schedule of Investments
February 29, 2024 (Unaudited)
Shares Fair Value
COMMON STOCKS — 99.3%
COMMUNICATIONS - 1.7%
ENTERTAINMENT CONTENT - 0.2%
11,740 AMC Networks, Inc., Class A
(a)
$ 151,916
13,000 IMAX Corp.
(a)
222,690
374,606
INTERNET MEDIA & SERVICES - 0.9%
47,400 Yelp, Inc.
(a)
1,822,055
TELECOMMUNICATIONS - 0.6%
9,570 IDT Corp., Class B
(a)
356,100
52,120 Telephone & Data Systems, Inc. 797,436
1,153,536
TOTAL COMMUNICATIONS 3,350,197
CONSUMER DISCRETIONARY - 15.0%
AUTOMOTIVE - 2.0%
72,330 Harley-Davidson, Inc. 2,623,409
11,310 Visteon Corp.
(a)
1,279,387
3,902,796
CONSUMER SERVICES - 3.2%
25,210 Adtalem Global Education, Inc.
(a)
1,247,895
16,040 Coursera, Inc.
(a)
257,763
18,590 Grand Canyon Education, Inc.
(a)
2,505,932
59,710 Laureate Education Inc, CLASS A
(a)
800,711
30,000 Rent-A-Center, Inc. 1,012,800
27,860 Universal Technical Institute Inc
(a)
419,014
6,244,115
HOME & OFFICE PRODUCTS - 0.4%
52,420 Arhaus, Inc.
(a)
692,992
HOME CONSTRUCTION - 2.5%
7,310 Century Communities, Inc. 630,780
30,300 Green Brick Partners, Inc.
(a)
1,772,550
1,810 Griffon Corp. 129,234
1,720 Hovnanian Enterprises, Inc.
(a)
269,455
13,590 M/I Homes, Inc.
(a)
1,725,794
4,570 Taylor Morrison Home Corp.
(a)
258,708
3,600 TRI Pointe Homes, Inc.
(a)
127,368
4,913,889
LEISURE FACILITIES & SERVICES - 1.1%
47,480 Rush Street Interactive, Inc.
(a)
277,758
18,390 St. Joe Co. (The) 990,669
7,450 Travel + Leisure Co.
(a)
332,941

North Square Dynamic Small Cap Fund
Schedule of Investments (continued)
February 29, 2024 (Unaudited)
Shares Fair Value
COMMON STOCKS — 99.3% (Continued)
LEISURE FACILITIES & SERVICES - 1.1% (Continued)
47,260 Xponential Fitness, Inc., Class A
(a)
$ 476,381
2,077,749
LEISURE PRODUCTS - 0.5%
20,790 Fox Factory Holding Corp.
(a)
1,051,766
RETAIL - DISCRETIONARY - 4.7%
32,250 Beacon Roofing Supply, Inc.
(a)
2,769,952
128,810 Driven Brands Holdings, Inc.
(a)
1,776,290
11,760 Genesco, Inc.
(a)
375,379
9,690 Group 1 Automotive, Inc. 2,622,599
14,310 Rush Enterprises, Inc., Class A 696,897
4,890 Sonic Automotive, Inc., Class A 256,725
1,360 Winmark Corp. 516,188
9,014,030
WHOLESALE - DISCRETIONARY - 0.6%
13,240 Eplus, Inc.
(a)
1,090,844
TOTAL CONSUMER DISCRETIONARY 28,988,181
CONSUMER STAPLES - 8.4%
BEVERAGES - 1.5%
6,610 Boston Beer Co., Inc. (The), Class A
(a)
2,036,805
320 Coca-Cola Bottling Company Consolidated 269,056
11,350 National Beverage Corp.
(a)
597,464
2,903,325
FOOD - 2.6%
55,890 BellRing Brands, Inc.
(a)
3,182,936
14,590 Dole PLC 172,308
29,410 Simply Good Foods Co. (The)
(a)
1,043,467
29,360 Vital Farms, Inc.
(a)
527,599
4,926,310
HOUSEHOLD PRODUCTS - 1.4%
4,580 e.l.f. Beauty, Inc.
(a)
955,067
11,880 Inter Parfums, Inc. 1,743,034
2,698,101
RETAIL - CONSUMER STAPLES - 2.3%
225,027 Hims & Hers Health, Inc.
(a)
2,934,352
18,700 PriceSmart, Inc. 1,573,418
4,507,770
TOBACCO & CANNABIS - 0.6%
13,030 Turning Point Brands, Inc. 329,659

North Square Dynamic Small Cap Fund
Schedule of Investments (continued)
February 29, 2024 (Unaudited)
Shares Fair Value
COMMON STOCKS — 99.3% (Continued)
TOBACCO & CANNABIS - 0.6% (Continued)
72,750 Vector Group Ltd $ 811,890
1,141,549
TOTAL CONSUMER STAPLES 16,177,055
ENERGY - 6.3%
OIL & GAS PRODUCERS - 3.2%
134,410 Equitrans Midstream Corp. 1,436,843
3,750 Gulfport Energy Corp.
(a)
532,463
43,150 Par Pacific Holdings, Inc.
(a)
1,558,578
6,180 PBF Energy, Inc., Class A 288,606
22,210 SandRidge Energy, Inc. 289,618
3,570 SilverBow Resources, Inc.
(a)
101,352
36,940 SM Energy Co. 1,616,864
15,290 Viper Energy, Inc. 552,581
6,376,905
OIL & GAS SERVICES & EQUIP - 0.3%
23,784 MRC Global, Inc.
(a)
274,230
63,747 TETRA Technologies, Inc.
(a)
248,613
522,843
OIL & GAS SERVICES & EQUIPMENT - 1.8%
43,940 Diamond Offshore Drilling, Inc.
(a)
487,295
48,220 DNOW, Inc.
(a)
682,313
114,220 Helix Energy Solutions Group, Inc.
(a)
1,027,980
16,820 Newpark Resources, Inc.
(a)
108,153
57,805 Oceaneering International, Inc.
(a)
1,142,226
3,447,967
RENEWABLE ENERGY - 0.1%
3,550 REX American Resources Corp.
(a)
156,129
TRANSPORTATION & LOGISTICS - 0.9%
24,640 Scorpio Tankers, Inc. 1,654,083
TOTAL ENERGY 12,157,927
FINANCIALS - 10.8%
ASSET MANAGEMENT - 1.6%
34,870 Brightsphere Investment Group, Inc. 790,154
62,750 Federated Hermes, Inc., Class B 2,210,683
3,000,837
BANKING - 6.2%
39,400 Axos Financial, Inc.
(a)
2,053,528
26,880 Bank of N.T. Butterfield & Son Ltd. (The)
(a)
803,443
2,610 Bank OZK 114,318
65,819 BankUnited, Inc. 1,765,266

North Square Dynamic Small Cap Fund
Schedule of Investments (continued)
February 29, 2024 (Unaudited)
Shares Fair Value
COMMON STOCKS — 99.3% (Continued)
BANKING - 6.2% (Continued)
31,265 Customers Bancorp, Inc.
(a)
$ 1,698,002
121,040 First BanCorp 2,055,258
59,050 First Foundation, Inc.
(a)
468,267
20,338 Hanmi Financial Corp. 307,307
13,620 Live Oak Bancshares, Inc. 540,986
13,740 OFG Bancorp 497,663
20,470 Veritex Holdings, Inc. 401,826
21,660 Western Alliance Bancorp 1,250,432
11,956,296
COMMERCIAL SUPPORT SERVICES - 0.5%
4,157 CorVel Corp.
(a)
1,014,308
INSURANCE - 2.1%
32,400 Brighthouse Financial, Inc.
(a)
1,508,220
5,050 Jackson Financial, Inc., Class A 278,003
67,261 James River Group Holdings Ltd. 671,937
48,440 Lincoln National Corp. 1,334,038
18,230 SiriusPoint Ltd.
(a)
223,682
4,015,880
SPECIALTY FINANCE - 0.4%
29,842 Enact Holdings, Inc. 827,220
TOTAL FINANCIALS 20,814,541
HEALTH CARE - 12.6%
BIOTECH & PHARMA - 10.5%
91,840 ACADIA Pharmaceuticals, Inc.
(a)
2,134,362
40,360 Akero Therapeutics, Inc.
(a)
1,089,316
34,010 Alpine Immune Sciences Inc
(a)
1,197,832
134,380 Amneal Pharmaceuticals, Inc.
(a)
741,778
14,610 Amylyx Pharmaceuticals, Inc.
(a)
275,399
2,780 Arvinas, Inc.
(a)
127,824
10,070 Bridgebio Pharma, Inc.
(a)
343,891
98,480 Cogent Biosciences, Inc.
(a)
689,360
36,250 Deciphera Pharmaceuticals, Inc.
(a)
605,013
37,300 Harmony Biosciences Holdings, Inc.
(a)
1,197,330
23,640 Intra-Cellular Therapies, Inc.
(a)
1,643,453
80,930 Kura Oncology, Inc.
(a)
1,706,004
30,160 Merus NV
(a)
1,462,157
21,840 Organon & Co. 380,234
4,400 Protagonist Therapeutics, Inc.
(a)
133,672
44,660 Relay Therapeutics, Inc.
(a)
447,493
11,610 Rhythm Pharmaceuticals Inc
(a)
504,106
137,480 Syndax Pharmaceuticals
(a)
3,222,531

North Square Dynamic Small Cap Fund
Schedule of Investments (continued)
February 29, 2024 (Unaudited)
Shares Fair Value
COMMON STOCKS — 99.3% (Continued)
BIOTECH & PHARMA - 10.5% (Continued)
36,140 uniQure NV
(a)
$ 207,805
45,740 Xenon Pharmaceuticals, Inc.
(a)
2,158,928
20,268,488
HEALTH CARE FACILITIES & SERVICES - 0.1%
11,180 Pennant Group, Inc. (The)
(a)
208,507
1,950 Progyny, Inc.
(a)
71,214
279,721
MEDICAL EQUIPMENT & DEVICES - 2.0%
8,840 Castle Biosciences, Inc.
(a)
159,650
40,020 Lantheus Holdings, Inc.
(a)
2,616,507
43,530 Orthofix Medical Inc.
(a)
568,502
30,630 Tactile Systems Technology, Inc.
(a)
467,108
3,811,767
TOTAL HEALTH CARE 24,359,976
INDUSTRIALS - 13.2%
AEROSPACE & DEFENSE - 0.4%
57,820 Triumph Group, Inc.
(a)
803,698
COMMERCIAL SUPPORT SERVICES - 3.1%
16,484 ABM Industries, Inc. 680,954
31,210 Brady Corp., Class A 1,818,918
16,550 Cimpress PLC
(a)
1,622,065
96,340 LegalZoom.com, Inc.
(a)
1,194,616
56,240 ZipRecruiter, Inc., Class A
(a)
715,373
6,031,926
ELECTRICAL EQUIPMENT - 1.8%
1,590 Atkore, Inc.
(a)
269,346
24,460 Itron, Inc.
(a)
2,266,953
19,140 Napco Security Technologies, Inc.
(a)
861,874
3,398,173
ENGINEERING & CONSTRUCTION - 3.0%
8,730 Encore Wire Corp. 2,103,930
66,300 Frontdoor, Inc.
(a)
2,079,168
2,160 IES Holdings, Inc.
(a)
237,427
32,880 Primoris Services Corp. 1,299,089
5,719,614
INDUSTRIAL INTERMEDIATE PRODUCTS - 0.2%
19,910 Janus International Group, Inc., Class A
(a)
285,709
5,100 Proto Labs, Inc.
(a)
185,793
471,502
INDUSTRIAL SUPPORT SERVICES - 0.5%
7,880 H&E Equipment Services, Inc. 445,141

North Square Dynamic Small Cap Fund
Schedule of Investments (continued)
February 29, 2024 (Unaudited)
Shares Fair Value
COMMON STOCKS — 99.3% (Continued)
INDUSTRIAL SUPPORT SERVICES - 0.5% (Continued)
18,960 Titan Machinery, Inc.
(a)
$ 478,361
923,502
MACHINERY - 0.3%
1,220 Albany International Corp., Class A 114,521
19,470 CECO Environmental Corp.
(a)
440,996
555,517
RETAIL - DISCRETIONARY - 2.0%
10,275 BlueLinx Holdings, Inc.
(a)
1,303,384
29,700 GMS, Inc.
(a)
2,652,507
3,955,891
TRANSPORTATION & LOGISTICS - 1.6%
35,370 Hub Group, Inc., Class A
(a)
1,504,286
19,880 SkyWest, Inc.
(a)
1,276,694
16,940 Sun Country Airlines Holdings, Inc.
(a)
254,100
3,035,080
TRANSPORTATION EQUIPMENT - 0.3%
17,830 Blue Bird Corp.
(a)
603,367
TOTAL INDUSTRIALS 25,498,270
MATERIALS - 5.7%
CHEMICALS - 0.8%
9,760 Innospec, Inc. 1,212,876
5,120 Koppers Holdings, Inc. 289,894
21,730 Perimeter Solutions S.A.
(a)
132,118
1,634,888
CONSTRUCTION MATERIALS - 0.2%
9,536 Summit Materials, Inc., Class A
(a)
407,283
FORESTRY, PAPER & WOOD PRODUCTS - 3.4%
22,330 Boise Cascade Co. 3,034,870
37,620 Louisiana-Pacific Corp. 2,782,751
5,800 UFP Industries, Inc. 664,854
6,482,475
METALS & MINING - 1.3%
55,030 Alcoa Corp. 1,497,367
78,060 Century Aluminum Co.
(a)
817,288
90,800 Coeur Mining, Inc.
(a)
235,172
2,549,827
TOTAL MATERIALS 11,074,473
REAL ESTATE - 5.7%

North Square Dynamic Small Cap Fund
Schedule of Investments (continued)
February 29, 2024 (Unaudited)
Shares Fair Value
COMMON STOCKS — 99.3% (Continued)
HOME CONSTRUCTION - 0.4%
24,007 Forestar Group, Inc.
(a)
$ 809,516
REAL ESTATE SERVICES - 0.6%
105,160 Anywhere Real Estate, Inc.
(a)
659,354
9,940 Assetmark Financial Holdings, Inc.
(a)
351,379
4,710 Corporate Office Properties Trust 114,123
1,124,856
REIT - 4.7%
37,528 American Assets Trust, Inc. 809,479
121,430 Brandywine Realty Trust 522,149
212,710 Hudson Pacific Properties, Inc. 1,348,581
11,850 Matson, Inc. 1,315,943
174,300 Outfront Media, Inc. 2,504,690
20,000 Ryman Hospitality Properties, Inc. 2,369,600
4,670 Vornado Realty Trust 122,821
8,993,263
TOTAL REAL ESTATE 10,927,635
TECHNOLOGY - 18.6%
COMMERCIAL SUPPORT SERVICES - 1.0%
19,530 ASGN, Inc.
(a)
1,939,720
SEMICONDUCTORS - 2.5%
10,350 Alpha & Omega Semiconductor Ltd.
(a)
226,665
8,620 Axcelis Technologies, Inc.
(a)
971,215
28,460 Cirrus Logic, Inc.
(a)
2,613,198
54,835 MaxLinear, Inc.
(a)
1,065,992
4,877,070
SOFTWARE - 9.4%
15,740 Agilysys, Inc.
(a)
1,224,572
20,540 Alarm.com Holdings, Inc.
(a)
1,554,673
9,030 Appfolio, Inc., Class A
(a)
2,186,073
8,530 Bandwidth, Inc., Class A
(a)
175,206
1,150 Blackbaud, Inc.
(a)
79,557
4,300 Clear Secure, Inc. 82,775
25,970 CommVault Systems, Inc.
(a)
2,485,589
11,920 Donnelley Financial Solutions, Inc.
(a)
769,555
14,662 Duolingo, Inc.
(a)
3,504,218
12,790 Oscar Health, Inc.
(a)
207,965
27,890 Paysafe Ltd., Class A
(a)
401,616
24,490 Pegasystems, Inc. 1,592,830
50,240 Phreesia, Inc.
(a)
1,243,440
11,250 PubMatic, Inc., Class A
(a)
235,575
17,400 SentinelOne, Inc.
(a)
490,158

North Square Dynamic Small Cap Fund
Schedule of Investments (continued)
February 29, 2024 (Unaudited)
Shares Fair Value
COMMON STOCKS — 99.3% (Continued)
SOFTWARE - 9.4% (Continued)
10,810 Smartsheet, Inc., Class A
(a)
$ 456,290
66,420 Sprinklr, Inc., Class A
(a)
865,453
37,810 Weave Communications, Inc.
(a)
473,759
18,029,304
TECHNOLOGY HARDWARE - 3.0%
36,910 A10 Networks, Inc. 491,272
52,390 Arlo Technologies, Inc.
(a)
545,380
42,980 Avnet, Inc. 2,002,437
72,370 Goosehead Insurance, Inc., Class A
(a)
796,794
2,480 Sanmina Corp.
(a)
156,736
1,730 Super Micro Computer, Inc.
(a)
1,498,388
10,410 TTM Technologies, Inc.
(a)
154,589
5,645,596
TECHNOLOGY SERVICES - 2.7%
24,380 Euronet Worldwide, Inc.
(a)
2,668,148
4,910 ExlService Holdings, Inc.
(a)
152,799
73,520 Integral Ad Science Holding Corp.
(a)
761,667
36,840 Open Lending Corp.
(a)
267,458
81,480 StoneCo Ltd.
(a)
1,402,271
5,252,343
TOTAL TECHNOLOGY 35,744,033
UTILITIES - 1.3%
ELECTRIC UTILITIES - 1.3%
6,680 Clearway Energy, Inc., Class C 145,624
87,340 NextEra Energy Partners LP 2,399,230
2,544,854
TOTAL UTILITIES 2,544,854
TOTAL COMMON STOCKS
(Cost $165,154,085) 191,637,142
Shares Fair Value
EXCHANGE-TRADED FUNDS — 0.2%
1,665 iShares® Russell 2000 ETF 339,210
TOTAL EXCHANGE-TRADED FUNDS
(Cost $335,392) 339,210
Shares
Expiration
Date
Exercise
Price Fair Value
RIGHTS — 0.0%
(b)
BIOTECH & PHARMA - 0.0%
(b)
29,400 Novartis A.G. CVR –

North Square Dynamic Small Cap Fund
Schedule of Investments (continued)
February 29, 2024 (Unaudited)
Shares
Expiration
Date
Exercise
Price Fair Value
RIGHTS — 0.0%
(b)
(Continued)
BIOTECH & PHARMA - 0.0%
(b)
(Continued)
TOTAL RIGHTS (Cost $–) –
Shares Fair Value
SHORT-TERM INVESTMENTS — 0.8%
1,527,569
First American Treasury Obligations
Fund, Class X, 5.23% (Cost
$1,527,569)
(c)
$ 1,527,569
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,527,569) 1,527,569
TOTAL INVESTMENTS - 100.3% (Cost
$167,017,046) $ 193,503,921
Liabilities in Excess of Other Assets- (0.3)% (485,717)
NET ASSETS - 100.0% $ 193,018,204
(a) Non-income producing security.
(b) Percentage rounds to less than 0.1%.
(c) Rate disclosed is the seven day effective yield as of February 29, 2024.
ETF - Exchange-Traded Fund

North Square Multi Strategy Fund
Schedule of Investments
February 29, 2024 - (Unaudited)
Shares Fair Value
EXCHANGE-TRADED FUNDS — 33.7%
23,600 Invesco® S&P 500® GARP ETF $ 2,391,624
6,430 iShares® Core S&P 500® ETF 3,282,194
21,900 Vanguard® Dividend Appreciation ETF 3,906,521
4,800 Vanguard® Growth ETF 1,632,144
17,585 Vanguard® Value ETF 2,740,271
TOTAL EXCHANGE-TRADED FUNDS
(Cost $12,326,543) 13,952,754
Shares Fair Value
MUTUAL FUNDS — 65.7%
217,527 North Square Advisory Research Small Value Fund, Class I
(a)
2,512,441
532,624 North Square Altrinsic International Equity Fund, Class I
(a)
5,810,930
617,283 North Square Dynamic Small Cap Fund, Class I
(a)
8,678,997
479,103 North Square McKee Bond Fund, Class I
(a)
4,177,774
302,348 North Square Preferred And Income Securities Fund, Class I
(a)
6,068,132
TOTAL MUTUAL FUNDS (Cost $23,728,335) 27,248,274
Shares Fair Value
SHORT-TERM INVESTMENTS — 0.9%
389,353
First American Treasury Obligations
Fund, Class X, 5.23% (Cost
$389,353)
(b)
389,353
TOTAL SHORT-TERM INVESTMENTS (Cost $389,353) 389,353
TOTAL INVESTMENTS - 100.3% (Cost
$36,444,231) $ 41,590,381
Liabilities in Excess of Other Assets- (0.3)% (133,248)
NET ASSETS - 100.0% $ 41,457,133
(a) Affiliated Company.
(b) Rate disclosed is the seven day effective yield as of February 29, 2024.
ETF - Exchange-Traded Fund

North Square Preferred and Income Securities Fund
Schedule of Investments
February 29, 2024 (Unaudited)
Shares Fair Value
PREFERRED STOCKS — 5.8%
FINANCIALS — 5.8%
BANKING — 0.1%
3,500 First Horizon Corp., Series B, 6.63% $ 85,260
SPECIALTY FINANCE — 5.7%
4,750,000 American Express Co., 3.55% 4,297,431
36,000 Synchrony Financial, Series A, 5.63% 675,360
20,000 Synchrony Financial, Series B, 8.25% 501,000
5,473,791
TOTAL PREFERRED STOCKS
(Cost $5,472,033) 5,559,051
Principal
Amount ($) Fair Value
CORPORATE BONDS — 92.8%
CONSUMER DISCRETIONARY — 1.5%
AUTOMOTIVE — 1.5%
1,557,000 General Motors Financial Co., Inc., 5.750%, Perpetual 1,451,126
ENERGY — 3.0%
OIL & GAS PRODUCERS — 3.0%
3,050,000 Energy Transfer LP, 6.625%, 02/15/72
(a)
2,837,007
FINANCIALS — 82.8%
ASSET MANAGEMENT — 82.8%
3,940,000 Ally Financial, Inc.,  Series B, 4.700%, Perpetual
(b)
3,391,052
2,000,000 Banco Bilbao Vizcaya Argentaria SA, 6.125%, 02/16/49 1,808,919
1,000,000 Banco de Sabadell SA, 5.000%, 11/19/77 949,195
2,000,000 Banco Santander SA, 4.750%, 05/12/71 1,710,529
3,398,000 Bank of America Corp., 4.300%, 07/28/72 3,276,193
2,000,000 Barclays PLC, 4.375%, Perpetual 1,576,170
4,000,000 BNP Paribas SA, 4.625%, Perpetual 3,562,826
1,000,000 CaixaBank SA, 3.625%, Perpetual 856,937
3,778,000 Capital One Financial Corp., 3.950%, Perpetual 3,333,669
3,750,000 Citigroup, Inc., 3.875%, Perpetual
(a)
3,532,047
4,405,000 Citizens Financial Group, Inc., 4.000%, Perpetual 3,786,979
2,662,000 Comerica, Inc., 5.625%, Perpetual 2,554,557
2,000,000 Commerzbank AG, 4.250%, Perpetual 1,778,506
2,500,000 Credit Agricole SA, 4.750%, Perpetual 2,157,047
2,000,000 Deutsche Bank AG, 4.789%, Perpetual 1,788,782
3,653,000 Discover Financial Services,   Series C, 5.500%, Perpetual
(a)
3,085,251
250,000 Fifth Third Bancorp, 4.500%, 12/31/49 238,148
2,860,000 Goldman Sachs Group, Inc. (The), 3.650%, 02/10/71 2,595,518
2,000,000 HSBC Holdings PLC, 4.700%, Perpetual 1,640,355
1,278,000 Huntington Bancshares, Inc., 4.045%, Perpetual 1,125,500

North Square Preferred and Income Securities Fund
Schedule of Investments (continued)
February 29, 2024 (Unaudited)
Principal
Amount ($) Fair Value
3,000,000 ING Groep NV, 3.875%, Perpetual $ 2,445,345
3,000,000 JPMorgan Chase & Co., 3.650%, Perpetual 2,797,226
3,583,000 KeyCorp, 5.000%, Perpetual 3,061,757
3,695,000 M&T Bank Corp., 5.125%, Perpetual 3,242,363
2,500,000 NatWest Group PLC, 4.600%, Perpetual 1,882,673
5,250,000 PNC Financial Services Group, Inc., 3.400%, Perpetual 4,456,165
3,100,000 Societe Generale SA, 4.750%, Perpetual 2,738,762
3,000,000 Standard Chartered PLC, 4.300%, Perpetual 2,415,000
1,800,000 Svenska Handelsbanken AB, 4.750%, Perpetual 1,511,334
2,949,000 Truist Financial Corp., 4.800%, Perpetual 2,797,182
1,000,000 UBS Group AG, 3.875%, Perpetual 904,685
3,000,000 UBS Group AG, 4.375%, Perpetual 2,403,673
4,000,000 US Bancorp, 3.700%, Perpetual
(a)
3,422,941
78,827,286
INDUSTRIALS — 2.3%
MACHINERY — 2.3%
2,500,000 Stanley Black & Decker, Inc., 4.000%, 03/15/60 2,232,944
UTILITIES — 3.2%
ELECTRIC UTILITIES — 3.2%
2,000,000 American Electric Power Co., Inc., 3.875%, 02/15/62 1,789,070
1,491,000 Duke Energy Corp., 3.250%, 01/15/82 1,264,912
3,053,982
TOTAL CORPORATE BONDS
(Cost $82,611,538) 88,402,345
Shares Fair Value
SHORT-TERM INVESTMENTS — 1.0%
909,058
First American Treasury Obligations
Fund, Class X, 5.23% (Cost
$909,058)
(c)
909,058
TOTAL SHORT-TERM INVESTMENTS (Cost $909,058) 909,058
TOTAL INVESTMENTS - 99.6% (Cost
$88,992,629) $ 94,870,454
Other Assets in Excess of Liabilities- 0.42% 396,192
NET ASSETS - 100.0% $ 95,266,646
(a) Non-income producing security.
(b) Variable rate security; the rate shown represents the rate on February 29, 2024.
(c) Rate disclosed is the seven day effective yield as of February 29, 2024.
LP - Limited Partnership
NV - Naamioze Vennootschap
PLC - Public Limited Company

North Square Preferred and Income Securities Fund
Schedule of Investments
February 29, 2024 (Unaudited)
Short Contracts Contracts Expiration Date
Notional
Amount
Value and
Unrealized
Appreciation
(Depreciation)
Euro FX Future (29) 03/19/2024 $ (3,918,263) $ 14,275
TOTAL FUTURES CONTRACTS 14,275

North Square Tactical Growth Fund
Schedule of Investments
February 29, 2024 (Unaudited)
Shares Fair Value
EXCHANGE-TRADED FUNDS — 95.8%
688,900 Financial Select Sector SPDR® Fund $ 27,790,226
168,575 Invesco QQQ Trust, Series 1 74,004,425
128,100 iShares MSCI EAFE Growth Index 13,009,836
531,500 iShares MSCI Eurozone ETF 26,070,075
229,500 iShares National Muni Bond ETF 24,779,115
104,000 iShares Russell 2000 Growth ETF 27,454,960
93,400 iShares Russell 3000 ETF 27,214,892
249,000 iShares Russell Mid-Cap Growth ETF 27,790,890
129,440 SPDR® S&P 500® ETF Trust 65,765,875
316,300 SPDR® S&P® Biotech ETF 31,130,246
126,200 VanEck Semiconductor ETF 26,748,090
206,787 Vanguard Growth ETF 70,313,784
354,498 Vanguard Value ETF 55,241,423
TOTAL EXCHANGE-TRADED FUNDS
(Cost $329,331,305) 497,313,837
Shares Fair Value
SHORT-TERM INVESTMENTS — 4.3%
22,559,765
First American Treasury Obligations
Fund, Class X, 5.23% (Cost
$22,559,765)
(a)
22,559,765
TOTAL SHORT-TERM INVESTMENTS
(Cost $22,559,765) 22,559,765
TOTAL INVESTMENTS - 100.1% (Cost
$351,891,070) $ 519,873,602
Liabilities in Excess of Other Assets- (0.1)% (483,630)
NET ASSETS - 100.0% $ 519,389,972
(a) Rate disclosed is the seven day effective yield as of February 29, 2024.
ETF - Exchange-Traded Fund
MSCI - Morgan Stanley Capital International
SPDR - Standard & Poor's Depositary Receipt

North Square Tactical Defensive Fund
Schedule of Investments
February 29, 2024 (Unaudited)
Shares Fair Value
EXCHANGE-TRADED FUNDS — 98.0%
32,100 Invesco QQQ Trust, Series 1
(a)
$ 14,091,900
243,700 SPDR® Portfolio Developed World EX-US ETF 8,439,331
79,400 SPDR® Portfolio Emerging Markets ETF 2,811,554
236,000 SPDR® Portfolio S&P 500® ETF
(a)
14,103,360
40,100 SPDR® Portfolio S&P 600® Small Cap ETF 1,676,180
27,800 SPDR® S&P 500® ETF Trust
(a)
14,124,624
TOTAL EXCHANGE-TRADED FUNDS
(Cost $50,864,050) 55,246,949
Shares Fair Value
SHORT-TERM INVESTMENTS — 2.0%
1,126,096
First American Treasury Obligations
Fund, Class X, 5.23% (Cost
$1,126,096)
(b)
1,126,096
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,126,096) 1,126,096
TOTAL INVESTMENTS - 100.0% (Cost
$51,990,146) $ 56,373,045
Liabilities in Excess of Other Assets - 0.0% (20,065)
NET ASSETS - 100.0% $ 56,352,980
(a) Represents an investment greater than 25% of the Fund's net assets. Performance of the Fund may be adversely impacted by concentrated investments in securities. As of February 29, 2024, the percentage of net assets invested in Invesco QQQ Trust, Series 1, SPDR® Portfolio S&P 500® ETF, and SPDR® S&P
500® ETF Trust was 25.0%, 25.0%, and 25.1%, respectively, of the Fund. The financial statements and portfolio holdings for these securities can be found at www.sec.gov.
(b) Rate disclosed is the seven day effective yield as of February 29, 2024.
ETF - Exchange-Traded Fund
SPDR - Standard & Poor's Depositary Receipt

North Square Trilogy Alternative Return Fund
Schedule of Investments
February 29, 2024 (Unaudited)
Shares Fair Value
COMMON STOCKS — 35.9%
CONSUMER DISCRETIONARY - 3.4%
HOTELS, RESTAURANTS & LEISURE - 2.0%
1,353 McDonald's Corp. $ 395,455
SPECIALTY RETAIL - 1.4%
725 Home Depot, Inc. (The) 275,942
TOTAL CONSUMER DISCRETIONARY 671,397
CONSUMER STAPLES - 5.4%
FOOD - 1.0%
3,044 General Mills, Inc. 195,364
HOUSEHOLD PRODUCTS - 1.5%
1,798 Procter & Gamble Co. (The) 285,774
RETAIL - CONSUMER STAPLES - 1.9%
6,639 Wal-Mart Stores, Inc. 389,112
WHOLESALE - CONSUMER STAPLES - 1.0%
2,423 Sysco Corp. 196,190
TOTAL CONSUMER STAPLES 1,066,440
FINANCIALS - 2.9%
BANKS - 1.0%
5,491 Truist Financial Corp. 192,075
INSURANCE - 1.9%
4,747 Aflac, Inc. 383,273
TOTAL FINANCIALS 575,348
HEALTH CARE - 7.8%
HEALTH CARE EQUIPMENT & SUPPLIES - 1.0%
1,681 Abbott Laboratories 199,434
PHARMACEUTICALS - 6.8%
757 Eli Lilly & Co. 570,535
1,197 Johnson & Johnson 193,172
3,088 Merck & Co., Inc. 392,639
5,869 Pfizer, Inc. 155,881
1,312,227
TOTAL HEALTH CARE 1,511,661
INDUSTRIALS - 6.4%

North Square Trilogy Alternative Return Fund
Schedule of Investments (continued)
February 29, 2024 (Unaudited)
Shares Fair Value
COMMON STOCKS — 35.9% (Continued)
AEROSPACE & DEFENSE - 1.0%
910 L3Harris Technologies, Inc. $ 192,611
COMMERCIAL SUPPORT SERVICES - 2.2%
2,119 Waste Management, Inc. 435,772
DIVERSIFIED INDUSTRIALS - 1.0%
733 Illinois Tool Works, Inc. 192,156
INDUSTRIAL SUPPORT SERVICES - 2.2%
456 W.W. Grainger, Inc. 443,898
TOTAL INDUSTRIALS 1,264,437
TECHNOLOGY - 6.8%
SOFTWARE - 3.6%
1,702 Microsoft Corp. 704,015
TECHNOLOGY HARDWARE - 3.2%
3,466 Apple, Inc. 626,480
TOTAL TECHNOLOGY 1,330,495
UTILITIES - 3.2%
ELECTRIC UTILITIES - 3.2%
2,211 Dominion Energy, Inc. 105,752
3,195 Eversource Energy 187,547
5,026 Southern Co. (The) 337,998
631,297
TOTAL UTILITIES 631,297
TOTAL COMMON STOCKS
(Cost $2,412,583) 7,051,075
Shares Fair Value
EXCHANGE-TRADED FUNDS — 63.5%
13,450 iShares® Broad USD High Yield Corporate Bond ETF 489,042
16,220 iShares® Core Dividend Growth ETF 911,240
21,200 iShares® MBS ETF 1,948,492
11,082 Schwab® U.S. Dividend Equity ETF 860,40 6
104,700 SPDR® Portfolio Intermediate Term Corporate Bond ETF 3,402,750
41,900 SPDR® Portfolio Long-Term Corporate Bond ETF 959,091
68,100 SPDR® Portfolio Short-Term Corporate Bond ETF 2,023,932
33,800 VanEck® Vectors Fallen Angel High Yield Bond ETF 970,736
5,034 Vanguard® Dividend Appreciation ETF 897,965
TOTAL EXCHANGE-TRADED FUNDS
(Cost $12,350,112) 12,463,65 4

North Square Trilogy Alternative Return Fund
Schedule of Investments (continued)
February 29, 2024 (Unaudited)
Contracts
PURCHASED OPTIONS - 6.0%
Expiration
Date
Exercise
Price Notional Value Fair Value
PURCHASED CALL OPTIONS - 5.1%
10 S&P 500® Index 03/04/2024 $ 5,050 $ 5,096,270 $ 43,500
10 S&P 500® Index 03/11/2024 5,150 5,096,270 11,500
10 S&P 500® Index 03/18/2024 5,200 5,096,270 9,650
10 S&P 500® Index 03/25/2024 5,250 5,096,270 9,400
15 S&P 500® Index 12/23/2024 4,750 7,644,405 916,50 0
990,55 0
Contracts
Expiration
Date
Exercise
Price Notional Value Fair Value
PURCHASED PUT OPTIONS - 0.9%
10 S&P 500® Index 03/04/2024 $ 4,700 $ 5,096,270 $ 75
10 S&P 500® Index 03/04/2024 4,975 5,096,270 250
10 S&P 500® Index 03/11/2024 4,800 5,096,270 1,000
10 S&P 500® Index 03/11/2024 4,975 5,096,270 4,600
10 S&P 500® Index 03/18/2024 4,850 5,096,270 4,000
10 S&P 500® Index 03/25/2024 4,900 5,096,270 10,750
5 S&P 500® Index 06/21/2024 3,450 2,548,135 2,150
5 S&P 500® Index 06/21/2024 3,525 2,548,135 2,375
5 S&P 500® Index 06/21/2024 3,550 2,548,135 2,450
5 S&P 500® Index 06/21/2024 3,650 2,548,135 2,775
5 S&P 500® Index 06/21/2024 3,725 2,548,135 3,075
5 S&P 500® Index 06/24/2024 3,775 2,548,135 3,275
5 S&P 500® Index 06/24/2024 3,975 2,548,135 4,325
5 S&P 500® Index 12/21/2024 4,050 2,548,135 21,475
5 S&P 500® Index 12/23/2024 3,950 2,548,135 18,875
5 S&P 500® Index 12/23/2024 4,100 2,548,135 22,925
5 S&P 500® Index 06/23/2025 4,550 2,548,135 66,900
50 SPDR® S&P 500® ETF Trust 12/21/2024 360 2,540,400 12,500
183,775
TOTAL PURCHASED OPTIONS (Cost
- $1,790,534) 1,174,326

North Square Trilogy Alternative Return Fund
Schedule of Investments (continued)
February 29, 2024 (Unaudited)
Shares Fair Value
SHORT-TERM INVESTMENTS — 1.6%
319,866
First American Treasury Obligations
Fund, Class X, 5.23% (Cost
$319,866)
(a)
$ 319,866
TOTAL SHORT-TERM INVESTMENTS (Cost $319,866) 319,866
TOTAL INVESTMENTS - 107.0% (Cost
$16,873,095) $ 21,008,92 0
Liabilities in Excess of Other Assets - (7.0)% (1,373,817)
NET ASSETS - 100.0% $ 19,635,105
(a) Rate disclosed is the seven day effective yield as of February 29, 2024.
ETF - Exchange-Traded Fund
SPDR - Standard & Poor's Depositary Receipt

North Square Trilogy Alternative Return Fund
Schedule of Written Options
February 29, 2024 (Unaudited)
Contracts Description
Expiration
Date Exercise Price Notional Value Fair Value
WRITTEN OPTIONS - (4. 9 )%
WRITTEN CALL OPTIONS - (4.0)%
(10) S&P 500® Index 03/04/2024 $ 4,900 $ (5,096,270) $ (192,600)
(10) S&P 500® Index 03/11/2024 5,000 (5,096,270) (103,250)
(10) S&P 500® Index 03/18/2024 5,050 (5,096,270) (74,850)
(10) S&P 500® Index 03/25/2024 5,100 (5,096,270) (58,350)
(5) S&P 500® Index 12/20/2024 4,600 (2,548,135) (365,300)
(794,350)
Contracts Description
Expiration
Date Exercise Price Notional Value Fair Value
WRITTEN PUT OPTIONS - (0.9)%
(10) S&P 500® Index 03/04/2024 $ 4,775 $ (5,096,270) $ (100)
(10) S&P 500® Index 03/04/2024 4,900 (5,096,270) (150)
(10) S&P 500® Index 03/11/2024 4,775 (5,096,270) (900)
(10) S&P 500® Index 03/11/2024 5,000 (5,096,270) (6,750)
(10) S&P 500® Index 03/18/2024 5,050 (5,096,270) (24,600)
(10) S&P 500® Index 03/25/2024 5,100 (5,096,270) (53,300)
(5) S&P 500® Index 06/21/2024 3,075 (2,548,135) (1,350)
(5) S&P 500® Index 06/21/2024 3,125 (2,548,135) (1,43 7 )
(5) S&P 500® Index 06/21/2024 3,150 (2,548,135) (1,488)
(5) S&P 500® Index 06/21/2024 3,250 (2,548,135) (1,675)
(5) S&P 500® Index 06/21/2024 3,300 (2,548,135) (1,775)
(5) S&P 500® Index 06/24/2024 3,375 (2,548,135) (1,975)
(5) S&P 500® Index 06/24/2024 3,500 (2,548,135) (2,300)
(5) S&P 500® Index 12/21/2024 3,600 (2,548,135) (12,300)
(5) S&P 500® Index 12/23/2024 3,500 (2,548,135) (10,975)
(5) S&P 500® Index 12/23/2024 3,650 (2,548,135) (13,075)
(5) S&P 500® Index 06/23/2025 4,050 (2,548,135) (37,625)
(171,77 5 )
TOTAL WRITTEN OPTIONS (Premiums Received
- $1,192,605 ) (966,12 5 )